Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Summary of Prepaid Expenses
	September 30, 2022	December 31, 2021
Prepaid expenses	$51,456	$109,929
Prepaid insurance	1,434,394	1,560,840
Prepaid inventory	379,159	2,188,881
Prepaid rent	177,740	650,000
Other prepaid assets	1,782,502	1,386,238
Indemnification assets	6,044,155	6,044,155
	$9,869,406	$11,940,043

	December 31, 2021	December 31, 2020
Prepaid expenses	$109,929	$—
Prepaid insurance	1,560,840	—
Prepaid inventory	2,188,881	—
Other prepaid assets	2,036,238	—
	$5,895,888	$—